A CONSOLIDATED ENTITY (Details Narrative) - USD ($)			12 Months Ended
	Aug. 29, 2023	Aug. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 27, 2023
Research and Development Expense			$ 1,938,234	$ 770,826
Debt Instrument, Periodic Payment			400,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			160,000
IPR&D [Member]
Research and Development Expense			$ 1,661,707
Maximum [Member]
Research and Development Expense	$ 1,200,000
Yaaran Investment [Member]
Shares, Issued	4,200,000	4,200,000
[custom:ShareCapitalPercentage]		60.00%
[custom:ExchangeCapitalForSharePrice]		223,008
Equity Method Investment, Ownership Percentage					19.99%
Nature of Common Ownership or Management Control Relationships			the company owns 60% of the share capital of NTWO OFF Ltd, Yaaran owns 30%, and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 10(22) below
Yaaran Investment [Member] | Nitrousink Ltd [Member]
Subsidiary, Ownership Percentage, Parent					16.66%